TAX MATTERS - RECOGNIZED AND UNRECOGNIZED DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 110,102	$ 90,850	$ 99,631
Total deferred tax liabilities			$ 20,378